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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (115.39%)
Communication Services (8.38%)
	Interactive Media & Services (3.28%)
1,750,000	Zillow Group, Inc., Cl A [1]	$70,643,065	$77,350,000

	Movies & Entertainment (5.10%)
5,350,000	Manchester United plc, Cl A [2]	91,115,472	120,375,000

Total Communication Services		161,758,537	197,725,000

Consumer Discretionary (36.86%)
	Automobile Manufacturers (12.46%)
1,110,000	Tesla, Inc. [1]	236,819,490	293,894,700

	Casinos & Gaming (0.43%)
380,787	Red Rock Resorts, Inc., Cl A	9,150,312	10,147,974

	Hotels, Resorts & Cruise Lines (13.19%)
2,600,000	Hyatt Hotels Corp., Cl A	72,054,423	206,934,000
675,000	Marriott Vacations Worldwide Corp.	79,349,082	75,431,250
500,000	Norwegian Cruise Line Holdings Ltd. [1,2]	23,556,905	28,715,000

		174,960,410	311,080,250

	Leisure Facilities (10.78%)
925,800	Vail Resorts, Inc.	27,801,851	254,058,036

Total Consumer Discretionary		448,732,063	869,180,960

Financials (22.33%)
	Financial Exchanges & Data (7.31%)
770,000	FactSet Research Systems, Inc.	50,187,585	172,256,700

	Investment Banking & Brokerage (6.04%)
2,900,000	The Charles Schwab Corp.	50,169,841	142,535,000

	Property & Casualty Insurance (8.98%)
7,100,000	Arch Capital Group Ltd. [1,2]	31,667,350	211,651,000

Total Financials		132,024,776	526,442,700

Health Care (10.28%)
	Health Care Equipment (9.53%)
900,000	IDEXX Laboratories, Inc. [1]	39,330,858	224,694,000

	Health Care Supplies (0.75%)
45,000	Align Technology, Inc. [1]	14,515,502	17,604,900

Total Health Care		53,846,360	242,298,900

Industrials (20.32%)
	Aerospace & Defense (0.74%)
100,625	HEICO Corp.	7,561,421	9,318,881
106,875	HEICO Corp., Cl A	6,920,982	8,069,063

		14,482,403	17,387,944

	Research & Consulting Services (15.62%)
875,000	CoStar Group, Inc. [1]	104,342,327	368,235,000

	Trading Companies & Distributors (3.96%)
900,000	Air Lease Corp.	28,803,158	41,292,000
900,000	Fastenal Co.	39,285,654	52,218,000

		68,088,812	93,510,000

Total Industrials		186,913,542	479,132,944

Shares		Cost	Value
Common Stocks (continued)
Information Technology (12.18%)
	Application Software (6.47%)
774,629	Benefitfocus, Inc. [1]	$25,012,214	$31,333,743
1,200,000	Guidewire Software, Inc. [1]	94,569,830	121,212,000

		119,582,044	152,545,743

	IT Consulting & Other Services (5.71%)
850,000	Gartner, Inc. [1]	94,205,471	134,725,000

Total Information Technology		213,787,515	287,270,743

Real Estate (5.04%)
	Hotel & Resort REITs (0.48%)
382,727	MGM Growth Properties LLC, Cl A	8,037,267	11,286,619

	Office REITs (1.57%)
985,000	Douglas Emmett, Inc.	28,695,527	37,154,200

	Specialized REITs (2.99%)
2,000,000	Gaming and Leisure Properties, Inc.	61,345,350	70,500,000

Total Real Estate		98,078,144	118,940,819

Total Common Stocks		1,295,140,937	2,720,992,066

Private Common Stocks (2.02%)
Industrials (2.02%)
	Aerospace & Defense (2.02%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,6]	29,920,185	41,943,667
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,6]	4,079,835	5,719,324

Total Private Common Stocks		34,000,020	47,662,991

Private Preferred Stocks (3.56%)
Industrials (3.56%)
	Aerospace & Defense (3.56%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,6]	41,999,985	58,877,757
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,6]	22,250,032	24,916,087

Total Private Preferred Stocks		64,250,017	83,793,844

Private Partnerships (0.01%)
Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	197,057

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.11%)
$2,644,668	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $2,644,761; (Fully collateralized by $2,710,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $2,697,653) [5]	$2,644,668	$2,644,668

Total Investments (121.09%)		$1,396,035,642	2,855,290,626

Liabilities Less Cash and Other Assets (-21.09%)			(497,251,444)

Net Assets			$2,358,039,182

Retail Shares (Equivalent to $57.40 per share based on 21,702,640 shares outstanding)			$1,245,659,768

Institutional Shares (Equivalent to $58.67 per share based on 16,435,953 shares outstanding)			$964,254,854

R6 Shares (Equivalent to $58.67 per share based on 2,524,663 shares outstanding)			$148,124,560

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2018, the market value of restricted and fair valued securities amounted to $131,653,892 or 5.59% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (87.93%)
Communication Services (5.46%)
	Movies & Entertainment (5.46%)
550,000	Manchester United plc, Cl A 2	$8,719,507	$12,375,000

Consumer Discretionary (47.42%)

	Automobile Manufacturers (10.51%)
90,000	Tesla, Inc. [1]	20,342,220	23,829,300

	Casinos & Gaming (2.99%)
254,939	Red Rock Resorts, Inc., Cl A	5,783,325	6,794,124

	Hotels, Resorts & Cruise Lines (17.44%)
150,000	Choice Hotels International, Inc.	5,080,139	12,495,000
340,000	Hyatt Hotels Corp., Cl A	12,201,302	27,060,600

		17,281,441	39,555,600

	Leisure Facilities (16.48%)
136,230	Vail Resorts, Inc.	8,272,836	37,384,237

Total Consumer Discretionary		51,679,822	107,563,261

Financials (11.34%)
	Financial Exchanges & Data (7.40%)
75,000	FactSet Research Systems, Inc.	5,828,282	16,778,250

	Property & Casualty Insurance (3.94%)
300,000	Arch Capital Group Ltd. [1,2]	1,800,056	8,943,000

Total Financials		7,628,338	25,721,250

Industrials (12.99%)
	Research & Consulting Services (12.99%)
70,000	CoStar Group, Inc. [1]	12,744,374	29,458,800

Information Technology (8.55%)
	Application Software (8.55%)
225,000	Benefitfocus, Inc. [1]	5,980,203	9,101,250
101,870	Guidewire Software, Inc. [1]	4,816,691	10,289,889

Total Information Technology		10,796,894	19,391,139

Real Estate (2.17%)
	Residential REITs (2.17%)
225,000	American Homes 4 Rent, Cl A	4,700,804	4,925,250

Total Common Stocks		96,269,739	199,434,700

Private Common Stocks (1.98%)
Industrials (1.98%)
	Aerospace & Defense (1.98%)
20,859	Space Exploration Technologies Corp., Cl A 1,3,4,6	2,815,965	3,947,566
2,844	Space Exploration Technologies Corp., Cl C 1,3,4,6	383,940	538,227

Total Private Common Stocks		3,199,905	4,485,793

Shares		Cost	Value
Preferred Stocks (7.48%)
Communication Services (7.48%)
	Alternative Carriers (7.48%)
22,300	Iridium Communications, Inc., Series B, 6.75% [5]	$5,814,082	$16,971,192

Private Preferred Stocks (2.60%)
Industrials (2.60%)
	Aerospace & Defense (2.60%)
29,630	Space Exploration Technologies Corp., Cl H 1,3,4,6	4,000,050	5,607,477
1,479	Space Exploration Technologies Corp., Cl I 1,3,4,6	249,951	279,901

Total Private Preferred Stocks		4,250,001	5,887,378

Principal Amount
Short Term Investments (0.12%)
$275,943	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $275,953; (Fully collateralized by $285,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $283,702) [5]	275,943	275,943

Total Investments (100.11%)		$109,809,670	227,055,006

Liabilities Less Cash and Other Assets (-0.11%)			(240,595)

Net Assets			$226,814,411

Retail Shares (Equivalent to $17.82 per share based on 2,572,234 shares outstanding)			$45,841,027

Institutional Shares (Equivalent to $18.19 per share based on 4,241,861 shares outstanding)			$77,152,234

R6 Shares (Equivalent to $18.20 per share based on 5,705,547 shares outstanding)			$103,821,150

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2018, the market value of restricted and fair valued securities amounted to $10,373,171 or 4.58% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (86.14%)
Argentina (1.06%)
100,517	Bolsas y Mercados Argentinos SA	$929,455	$876,389
139,402	YPF SA, ADR	2,884,197	2,153,761

Total Argentina		3,813,652	3,030,150

Australia (2.61%)
130,108	Domino’s Pizza Enterprises Ltd.	3,574,512	5,003,383
515,608	NEXTDC Ltd. [1]	2,517,326	2,422,597

Total Australia		6,091,838	7,425,980

Belgium (0.97%)
37,131	KBC Group NV	2,909,402	2,763,413

Brazil (2.68%)
136,966	Arco Platform Ltd., Cl A1	2,653,698	3,122,825
73,128	Itau Unibanco Holding SA, ADR	846,929	802,945
99,237	Pagseguro Digital Ltd., Cl A 1	2,272,868	2,745,888
84,115	Smiles Fidelidade SA	1,114,032	958,089

Total Brazil		6,887,527	7,629,747

Canada (5.08%)
136,714	BlackBerry Ltd. [1]	1,540,626	1,555,805
7,775	Constellation Software, Inc.	2,245,621	5,717,678
279,653	Encana Corp.	3,164,352	3,666,251
86,070	The Stars Group, Inc. [1]	3,132,429	2,143,143
36,304	Suncor Energy, Inc.	1,242,028	1,404,602

Total Canada		11,325,056	14,487,479

China (6.04%)
8,363	Alibaba Group Holding Ltd., ADR [1]	608,387	1,377,888
3,176	Baidu, Inc., ADR [1]	582,728	726,288
13,800,000	China Tower Corp. Ltd., Cl H, 144A 1	2,061,724	2,027,247
911,371	Haitong Securities Co., Ltd., Cl H	1,408,305	828,905
560,396	Kangde Xin Composite Material Group Co. Ltd., Cl A 2,4	1,827,045	1,111,735
773,374	Kingdee International Software Group Co. Ltd.	187,626	841,703
102,032	Midea Group Co. Ltd., Cl A [2,4]	873,168	594,492
59,672	Momo, Inc., ADR[1]	2,694,185	2,613,634
69,300	Tencent Holdings Ltd.	502,298	2,861,109
3,150,000	WH Group Limited, 144A	2,520,139	2,217,134
103,941	Zai Lab Ltd., ADR [1]	2,350,837	2,024,771

Total China		15,616,442	17,224,906

Finland (1.48%)
754,550	Nokia OYJ, ADR	4,624,567	4,210,389

France (6.52%)
25,751	BNP Paribas SA	1,676,336	1,575,935
71,401	Danone SA	5,683,146	5,529,441
7,630	Eurofins Scientific SE	1,019,543	4,331,960
8,587	LVMH Moet Hennessy Louis Vuitton SE	2,187,513	3,036,844
21,500	Sodexo SA	2,292,253	2,280,082
71,582	Vivendi SA	1,697,429	1,842,556

Total France		14,556,220	18,596,818

Germany (4.52%)
43,801	Fresenius Medical Care Ag & Co.	4,048,917	4,504,751
15,889	Linde AG	3,582,744	3,757,844
125,925	RIB Software SE	982,448	2,671,170
21,419	Symrise AG	802,002	1,955,165

Total Germany		9,416,111	12,888,930

Shares		Cost	Value
Common Stocks (continued)
India (3.03%)
15,000	Britannia Industries Ltd.	$1,250,412	$1,205,028
90,000	Godrej Properties Ltd. [1]	1,151,838	733,632
60,669	Housing Development Finance Corp. Ltd.	1,741,868	1,468,392
1,027,162	JM Financial Ltd.	1,388,419	1,225,680
88,551	Kotak Mahindra Bank Ltd.	1,578,501	1,394,535
450,408	Tata Global Beverages Ltd.	2,092,601	1,452,378
105,259	Titan Co. Ltd.	1,481,151	1,169,770

Total India		10,684,790	8,649,415

Indonesia (0.31%)
2,357,500	PT Tower Bersama Infrastructure Tbk	1,003,085	889,906

Ireland (2.26%)
2,852,170	Glenveagh Properties PLC, 144A 1	3,740,668	3,212,168
33,725	Ryanair Holdings plc, ADR [1]	2,228,994	3,238,949

Total Ireland		5,969,662	6,451,117

Israel (3.07%)
50,866	Mellanox Technologies Ltd. [1]	2,357,915	3,736,108
41,904	Wix.com Ltd. [1]	2,235,641	5,015,909

Total Israel		4,593,556	8,752,017

Japan (14.39%)
13,400	FANUC Corp.	1,954,396	2,526,210
5,074	KEYENCE CORPORATION	2,724,211	2,946,510
11,000	KOSE Corporation	1,213,104	2,096,022
43,493	Mercari, Inc. [1]	1,323,017	1,437,390
637,288	Mitsubishi UFJ Financial Group, Inc., ADR	4,265,548	3,944,813
98,400	MonotaRO Co. Ltd.	1,066,902	2,775,673
141,400	Recruit Holdings Co. Ltd.	2,798,441	4,719,141
116,200	SMS Co. Ltd.	1,538,719	2,312,341
23,300	SoftBank Group Corp. [3]	2,115,858	2,352,148
56,223	Sony Corp., ADR	2,158,828	3,409,925
52,900	Square Enix Holdings Co. Ltd.	1,764,117	2,188,259
82,020	START TODAY CO., LTD.	2,791,986	2,483,267
99,900	Takeda Pharmaceutical Co. Ltd.	4,842,023	4,274,018
57,200	TechnoPro Holdings, Inc.	2,412,198	3,549,199

Total Japan		32,969,348	41,014,916

Korea, Republic of (1.40%)
10,526	Amorepacific Corp.	3,349,546	2,476,706
31,094	KB Financial Group, Inc.	1,537,643	1,519,310

Total Korea, Republic of		4,887,189	3,996,016

Mexico (2.03%)
168,114	America Movil S.A.B. de C.V., Cl L, ADR	3,082,634	2,699,911
3,931,932	Telesites SAB de CV1	2,882,105	3,071,756

Total Mexico		5,964,739	5,771,667

Netherlands (4.22%)
59,905	argenx SE, ADR [1]	2,659,083	4,543,195
13,707	Cimpress NV 1	1,331,640	1,872,514
42,434	InterXion Holding N.V. [1]	1,651,580	2,855,808
56,000	Koninklijke Vopak NV	2,835,740	2,759,399

Total Netherlands		8,478,043	12,030,916

Nigeria (0.12%)
1,672,685	Lekoil Ltd. [1]	571,534	348,829

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Norway (2.87%)
151,500	Golar LNG Ltd.	$3,770,987	$4,211,700
1,069,535	Komplett Bank ASA [1]	2,410,678	2,417,994
170,777	Opera Ltd., ADR [1]	2,073,586	1,535,285

Total Norway		8,255,251	8,164,979

Russia (1.30%)
170,949	Sberbank of Russia PJSC, ADR	2,246,908	2,167,633
46,354	Yandex N.V., Cl A 1	1,412,589	1,524,583

Total Russia		3,659,497	3,692,216

Spain (2.38%)
23,163	Aena SME SA, 144A	3,511,216	4,020,565
90,745	Industria de Diseño Textil SA	2,836,977	2,750,937

Total Spain		6,348,193	6,771,502

Switzerland (1.90%)
43,982	Julius Baer Group Ltd.	1,693,582	2,200,892
48,253	Landis & Gyr Group AG	3,742,861	3,222,931

Total Switzerland		5,436,443	5,423,823

United Kingdom (12.26%)
256,721	Abcam plc	2,516,467	4,791,619
147,669	Adaptimmune Therapeutics PLC, ADR [1]	1,745,937	2,002,392
188,500	AstraZeneca PLC, ADR	6,785,353	7,458,945
79,500	Dechra Pharmaceuticals plc	3,104,848	2,256,851
83,252	Endava plc, ADR [1]	1,740,490	2,410,145
132,158	Experian plc	2,381,629	3,394,280
883,049	Horizon Discovery Group plc [1]	2,095,042	2,417,029
40,037	Intertek Group plc	1,846,883	2,605,037
650,000	Rentokil Initial PLC	2,766,778	2,697,517
1,148,151	Tullow Oil plc [1]	3,189,936	3,940,286
116,000	WANdisco PLC [1]	1,616,249	967,644

Total United Kingdom		29,789,612	34,941,745

United States (3.64%)
40,103	Agilent Technologies, Inc.	1,448,695	2,828,866
119,567	Arch Capital Group Ltd. [1]	2,128,700	3,564,292
39,504	Worldpay, Inc., Cl A 1	3,191,888	3,984,259

Total United States		6,769,283	10,377,417

Total Common Stocks		210,621,040	245,534,293

Principal Amount		Cost	Value
Short Term Investments (13.41%)
$38,232,530	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $38,233,868; (Fully collateralized by $39,180,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $39,001,496) [2]	$38,232,530	$38,232,530

Total Investments (99.55%)		$248,853,570	283,766,823

Cash and Other Assets Less Liabilities (0.45%)			1,284,694

Net Assets			$285,051,517

Retail Shares (Equivalent to $23.11 per share based on 3,463,247 shares outstanding)			$80,037,522

Institutional Shares (Equivalent to $23.44 per share based on 8,153,853 shares outstanding)			$191,105,733

R6 Shares (Equivalent to $23.44 per share based on 593,375 shares outstanding)			$13,908,262

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2018, the market value of restricted and fair valued securities amounted to $1,706,227 or 0.60% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of Rule 144A securities amounted to $11,477,114 or 4.03% of net assets. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2018	Percentage of Net Assets
Information Technology	16.4%
Health Care	14.5%
Industrials	11.8%
Consumer Discretionary	11.2%
Financials	9.4%
Communication Services	8.3%
Energy	6.5%
Consumer Staples	5.3%
Materials	2.4%
Real Estate	0.3%
Cash and Cash Equivalents *	13.9%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.22%)
Consumer Discretionary (36.80%)
	Casinos & Gaming (10.39%)
487,450	Boyd Gaming Corp.	$11,631,991	$16,500,183
1,209,250	MGM Resorts International	28,031,881	33,750,167
835,855	Penn National Gaming, Inc. [1]	23,930,058	27,516,347
399,151	Red Rock Resorts, Inc., Cl A	9,193,020	10,637,374

		72,786,950	88,404,071

	Home Improvement Retail (4.39%)
180,250	Home Depot, Inc.	14,127,825	37,338,787
	Homebuilding (2.47%)
13,377,713	Glenveagh Properties plc, 144A (United Kingdom) [1,2]	16,618,533	15,066,234
153,984	Installed Building Products, Inc. [1]	8,658,457	6,005,376

		25,276,990	21,071,610

	Hotels, Resorts & Cruise Lines (19.55%)
707,194	Extended Stay America, Inc.	12,661,482	14,306,535
598,237	Hilton Grand Vacations, Inc. [1]	16,623,627	19,801,645
228,725	Hilton Worldwide Holdings, Inc.	11,299,709	18,476,405
241,900	Hyatt Hotels Corp., Cl A	19,139,847	19,252,821
106,650	Marriott International, Inc., Cl A	8,517,207	14,080,999
191,350	Marriott Vacations Worldwide Corp.	22,081,945	21,383,362
403,890	Norwegian Cruise Line Holdings Ltd. [1,2]	14,397,772	23,195,403
160,050	Royal Caribbean Cruises Ltd. [2]	14,584,872	20,796,897
119,800	Wyndham Destinations, Inc.	4,303,751	5,194,528
178,550	Wyndham Hotels & Resorts, Inc.	8,432,039	9,922,024

		132,042,251	166,410,619

Total Consumer Discretionary		244,234,016	313,225,087

Financials (3.69%)
	Asset Management & Custody Banks (3.16%)
604,300	Brookfield Asset Management, Inc., Cl A [2]	14,983,927	26,909,479

	Thrifts & Mortgage Finance (0.53%)
187,100	Housing Development Finance Corp. Ltd. (India) [2]	4,947,978	4,528,445

Total Financials		19,931,905	31,437,924

Industrials (4.40%)
	Building Products (1.96%)
158,150	Fortune Brands Home & Security, Inc.	8,875,708	8,280,734
228,200	Masco Corp.	7,269,934	8,352,120

		16,145,642	16,632,854

	Research & Consulting Services (1.67%)
33,850	CoStar Group, Inc. [1]	6,190,824	14,245,434

	Trading Companies & Distributors (0.77%)
86,701	SiteOne Landscape Supply, Inc. [1]	3,497,517	6,532,053

Total Industrials		25,833,983	37,410,341

Shares		Cost	Value
Common Stocks (continued)
Information Technology (9.64%)
	Internet Services & Infrastructure (9.64%)
683,225	GDS Holdings Ltd., ADR [1,2,3]	$20,843,383	$24,001,694
627,050	InterXion Holding N.V. [1,2,3]	19,430,712	42,200,465
3,370,896	NEXTDC Ltd. (Australia) [1,2]	13,818,630	15,838,238

Total Information Technology		54,092,725	82,040,397

Materials (6.66%)
	Construction Materials (4.91%)
70,171	Eagle Materials, Inc.	7,063,288	5,981,376
33,600	Martin Marietta Materials, Inc.	4,372,097	6,113,520
374,418	Summit Materials, Inc., Cl A [1]	10,309,378	6,806,919
206,050	Vulcan Materials Co.	24,420,826	22,912,760

		46,165,589	41,814,575

	Specialty Chemicals (1.75%)
32,650	The Sherwin-Williams Co.	8,115,892	14,862,607

Total Materials		54,281,481	56,677,182

Real Estate (32.03%)
	Hotel & Resort REITs (2.67%)
451,000	MGM Growth Properties LLC, Cl A	9,471,000	13,299,990
286,150	Park Hotels & Resorts, Inc.	8,214,499	9,391,443

		17,685,499	22,691,433

	Industrial REITs (1.55%)
195,300	Prologis, Inc.	9,769,916	13,239,387

	Office REITs (2.49%)
27,528	Boston Properties, Inc.	3,369,336	3,388,422
292,950	Douglas Emmett, Inc.	6,127,032	11,050,074
69,250	SL Green Realty Corp.	6,944,779	6,753,952

		16,441,147	21,192,448

	Real Estate Services (2.27%)
438,050	CBRE Group, Inc., Cl A [1]	8,836,789	19,318,005

	Residential REITs (1.49%)
553,500	Invitation Homes, Inc.	11,070,000	12,680,685

	Specialized REITs (21.56%)
87,950	Alexandria Real Estate Equities, Inc. [3]	5,534,790	11,063,231
348,400	American Tower Corp.	29,802,494	50,622,520
476,550	Americold Realty Trust [3]	11,753,867	11,923,281
263,000	CyrusOne, Inc.	17,510,622	16,674,200
161,844	Digital Realty Trust, Inc.	18,241,594	18,204,213
113,491	Equinix, Inc.	24,407,237	49,129,119
392,369	Gaming and Leisure Properties, Inc.	10,668,023	13,831,007
75,000	SBA Communications Corp. [1]	4,620,366	12,047,250

		122,538,993	183,494,821

Total Real Estate		186,342,344	272,616,779

Total Common Stocks		584,716,454	793,407,710

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (5.09%)
$43,283,381	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $43,284,896; (Fully collateralized by $46,760,000 U.S. Treasury Note, 2.25% due 11/15/2027; Market value – $44,152,569) [4]	$43,283,381	$43,283,381

Total Investments (98.31%)		$627,999,835	836,691,091

Cash and Other Assets Less Liabilities (1.69%)			14,349,309

Net Assets			$851,040,400

Retail Shares (Equivalent to $27.05 per share based on 11,604,283 shares outstanding)			$313,952,739

Institutional Shares (Equivalent to $27.43 per share based on 19,177,700 shares outstanding)			$526,052,412

R6 Shares (Equivalent to $27.43 per share based on 402,266 shares outstanding)			$11,035,249

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of Rule 144A securities amounted to $15,066,234 or 1.77% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (86.02%)
Argentina (1.92%)
393,729	Banco Macro SA, ADR	$32,599,498	$16,288,569
2,548,922	Loma Negra Cia Industrial Argentina SA, ADR [1]	51,426,232	22,532,470
4,014,438	YPF SA, ADR	82,269,333	62,023,067

Total Argentina		166,295,063	100,844,106

Brazil (7.71%)
9,516,441	B3 SA - Brasil Bolsa Balcao	48,291,675	55,139,770
4,391,132	Itau Unibanco Holding SA, ADR	53,611,896	48,214,629
13,244,838	Kroton Educacional SA	41,129,656	37,387,467
3,007,968	Localiza Rent a Car SA	19,336,866	16,944,515
2,059,496	Pagseguro Digital Ltd., Cl A 1	53,976,426	56,986,254
6,816,112	Petroleo Brasileiro SA, ADR	73,230,311	82,270,472
19,214,955	Rumo SA 1	73,345,492	71,273,112
3,261,126	Smiles Fidelidade SA	48,589,979	37,144,965

Total Brazil		411,512,301	405,361,184

China (25.91%)
870,170	Alibaba Group Holding Limited, ADR [1]	71,321,078	143,369,209
302,970	Baidu, Inc., ADR [1]	55,821,334	69,283,180
53,958,564	China Construction Bank Corp., CI H	48,233,372	47,146,152
16,162,517	China Everbright Ltd.	40,180,236	28,945,881
22,172,732	China Mengniu Dairy Co. Ltd.	44,859,845	73,783,067
8,318,189	China Mobile Ltd.	92,551,326	81,977,464
454,488,680	China Tower Corp. Ltd., Cl H, 144A 1	71,563,221	66,765,280
22,114,641	CSPC Pharmaceutical Group Ltd.	50,201,374	46,950,549
23,596,946	Haitong Securities Co., Ltd., Cl H	38,659,143	21,461,771
1,453,915	Han’s Laser Technology Industry Group Co. Ltd., Cl A	11,161,726	8,953,053
9,114,864	Hangzhou Hikvision Digital Technology Co. Ltd., Cl A	27,776,393	38,072,434
18,324,812	Industrial & Commercial Bank of China Ltd., Cl H	15,103,716	13,389,530
21,922,610	Kangde Xin Composite Material Group Co. Ltd., Cl A 3,5	74,000,773	43,490,920
27,143,166	Kingdee International Software Group Co. Ltd.	10,806,225	29,541,318
6,465,008	Midea Group Co. Ltd., Cl A 3,5	33,102,309	37,668,542
1,411,196	Momo, Inc., ADR [1]	52,564,637	61,810,385
342,346	Pinduoduo, Inc., ADR [1]	6,504,574	9,000,276
5,095,486	Shenzhou International Group Holdings Ltd.	24,315,464	65,350,527
43,187,365	Sino Biopharmaceutical Ltd.	24,888,050	40,272,569
12,623,350	Sinopharm Group Co. Ltd., Cl H	51,661,536	61,759,414
1,646,592	Sunny Optical Technology Group Co., Ltd.	3,726,328	18,993,435
291,502	TAL Education Group, ADR [1]	1,173,804	7,494,516
4,719,314	Tencent Holdings Ltd.	129,280,316	194,840,839
143,569,583	Tongda Group Holdings Ltd.	36,830,198	21,090,654
88,440,812	WH Group Limited, 144A	75,942,842	62,249,245
3,660,217	Yunnan Baiyao Group Co. Ltd., Cl A 3,5	55,227,323	37,630,984
1,562,978	Zai Lab Ltd., ADR[1]	32,301,343	30,446,812

Total China		1,179,758,486	1,361,738,006

Hong Kong (0.97%)
7,926,950	Techtronic Industries Co. Ltd.	32,888,582	50,629,762
2,879,303	Tongda Hong Tai Holdings Ltd. [1]	901,617	511,249

Total Hong Kong		33,790,199	51,141,011

Shares		Cost	Value
Common Stocks (continued)
India (12.98%)
773,298	Britannia Industries Ltd.	$46,915,779	$62,123,064
8,257,953	Coal India Ltd.	37,988,207	30,330,804
1,721,722	Divi’s Laboratories Ltd.	18,152,435	31,135,403
4,850,820	Edelweiss Financial Services Ltd.	13,383,790	12,680,789
15,010,957	Exide Industries Ltd.	45,648,281	54,968,389
2,515,738	Housing Development Finance Corp. Ltd.	54,946,351	60,889,258
20,442,727	JM Financial Ltd.	38,101,847	24,393,653
4,898,434	JSW Steel Ltd.	21,679,598	25,789,589
3,672,859	Kotak Mahindra Bank Ltd.	45,250,134	57,841,576
4,025,216	Manpasand Beverages Ltd.	20,732,184	5,999,787
6,989,754	Max Financial Services Ltd. [1]	62,900,687	39,369,797
2,999,994	Motherson Sumi Systems Ltd.	8,834,502	10,627,652
677,081	Piramal Enterprises Ltd.	25,140,267	21,476,703
5,372,490	SBI Life Insurance Co. Ltd., 144A	57,810,308	37,916,483
4,670,380	Sun Pharmaceutical Industries Ltd.	42,327,892	40,154,702
2,839,810	Sun TV Network Ltd.	20,558,083	24,063,364
4,635,725	Tata Chemicals Ltd.	52,297,499	44,278,880
2,955,898	Tata Communications Ltd.	30,610,639	20,408,704
10,204,151	Tata Global Beverages Ltd.	36,311,122	32,904,129
1,931,056	Titan Co. Ltd.	27,146,242	21,460,322
3,803,745	Zee Entertainment Enterprises Ltd.	21,647,174	23,014,520

Total India		728,383,021	681,827,568

Indonesia (0.44%)
61,902,105	PT Tower Bersama Infrastructure Tbk	31,519,830	23,366,731

Korea, Republic of (8.45%)
243,873	Amorepacific Corp.	77,542,559	57,381,882
1,544,843	KB Financial Group, Inc.	67,230,753	75,483,877
2,812,748	KIA Motors Corp.	87,000,496	89,003,791
3,101,000	Samsung Electronics Co., Ltd.	98,195,642	129,854,812
387,314	Samsung Life Insurance Co., Ltd.	39,718,428	33,973,993
228,805	SK Telecom Co. Ltd.	49,696,179	58,168,141

Total Korea, Republic of		419,384,057	443,866,496

Malaysia (0.56%)
70,169,893	My EG Services Bhd	25,281,509	29,671,937

Mexico (6.46%)
3,643,933	America Movil S.A.B. de C.V., Cl L, ADR	66,878,474	58,521,564
800,825	Fomento Económico Mexicano, S.A.B. de C.V., ADR	75,031,069	79,257,650
3,408,095	GRUMA S.A.B. de C.V., Cl B	46,468,863	43,326,914
13,070,961	Grupo Lala S.A.B. de C.V.	25,303,050	14,947,022
14,513,372	Infraestructura Energetica Nova S.A.B. de C.V.	69,695,853	72,124,805
23,487,020	Wal-Mart de Mexico S.A.B de C.V.	55,017,766	71,249,232

Total Mexico		338,395,075	339,427,187

Nigeria (0.13%)
32,618,323	Lekoil Ltd. [1,2]	14,881,766	6,802,357

Panama (0.39%)
253,953	Copa Holdings, S.A., Cl A	13,808,429	20,275,607

Philippines (2.04%)
67,435,465	Ayala Land, Inc.	52,811,035	49,986,866
20,323,556	BDO Unibank, Inc.	45,846,397	45,063,150
138,168,735	Metro Pacific Investments Corp.	15,125,467	12,146,983

Total Philippines		113,782,899	107,196,999

Russia (2.82%)
7,207,699	Sberbank of Russia PJSC, ADR	80,340,627	91,393,623
1,729,219	Yandex N.V., Cl A 1	31,110,886	56,874,013

Total Russia		111,451,513	148,267,636

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
South Africa (4.83%)
3,410,622	Bid Corp. Ltd.	$71,119,178	$71,129,543
4,529,428	Bidvest Group Ltd.	54,964,590	59,255,312
7,008,176	FirstRand Ltd.	26,008,569	33,635,280
14,061,384	Pepkor Holdings Ltd., 144A 1	22,097,068	15,830,088
1,243,641	Sasol Ltd.	41,899,428	48,152,091
664,897	Sasol Ltd., ADR	21,846,771	25,691,620

Total South Africa		237,935,604	253,693,934

Taiwan, Province of China (7.20%)
10,551,879	Delta Electronics, Inc.	48,394,648	45,272,202
4,162,439	Eclat Textile Co., Ltd.	49,707,048	51,531,194
25,698,000	Far EasTone Telecommunications Co., Ltd.	61,140,054	61,271,883
3,175,065	Ginko International Co., Ltd.	39,134,743	20,849,590
6,242,936	Makalot Industrial Co. Ltd.	29,536,642	30,976,478
18,799,000	Taiwan Mobile Co., Ltd.	67,175,658	67,418,547
2,288,035	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,209,845	101,039,626

Total Taiwan, Province of China		352,298,638	378,359,520

Thailand (1.78%)
3,226,229	Bangkok Bank PCL, Cl F 4	20,413,751	21,747,617
3,872,664	Bangkok Bank PCL, NVDR	20,554,524	25,147,169
21,928,334	CP All Plc, Cl C	49,936,957	46,785,870

Total Thailand		90,905,232	93,680,656

United Kingdom (1.43%)
21,837,142	Tullow Oil plc [1]	58,186,424	74,941,862

Total Common Stocks		4,327,570,046	4,520,462,797

Preferred Stocks (0.01%)
India (0.01%)
3,098,340	Zee Entertainment Enterprises Ltd., 6.00% due 3/5/2022	367,971	334,666

Principal Amount		Cost	Value
Short Term Investments (11.69%)
$614,290,278	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $614,311,778; (Fully collateralized by $689,210,000 U.S. Treasury Note, 1.625% due 2/15/2026; Market value – $626,579,420) [4]	$614,290,278	$614,290,278

Total Investments (97.72%)		$4,942,228,295	5,135,087,741

Cash and Other Assets Less Liabilities (2.28%)			119,620,152

Net Assets			$5,254,707,893

Retail Shares (Equivalent to $13.29 per share based on 69,327,563 shares outstanding)			$921,484,694

Institutional Shares (Equivalent to $13.35 per share based on 323,946,943 shares outstanding)			$4,325,543,323

R6 Shares (Equivalent to $13.36 per share based on 574,853 shares outstanding)			$7,679,876

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	See Note 6 regarding “Affiliated” companies.
[3]

At September 30, 2018, the market value of restricted and fair valued securities amounted to $118,790,446 or 2.26% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of Rule 144A securities amounted to $182,761,096 or 3.48% of net assets. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2018	Percentage of Net Assets
Communication Services	17.2%
Financials	15.3
Consumer Discretionary	11.9
Consumer Staples	11.8
Information Technology	9.0
Health Care	6.3
Energy	4.9
Materials	4.0
Industrials	3.3
Utilities	1.4
Real Estate	0.9
Cash and Cash Equivalents *	14.0

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.36%)
Consumer Discretionary (6.84%)
	Automobile Manufacturers (6.84%)
14,100	Tesla, Inc. [1]	$3,242,965	$3,733,257

Energy (75.44%)
	Integrated Oil & Gas (1.96%)
88,400	Petroleo Brasileiro SA, ADR (Brazil) [2]	921,259	1,066,988

	Oil & Gas Drilling (1.97%)
77,100	Transocean, Ltd. [1,2]	923,894	1,075,545

	Oil & Gas Equipment & Services (9.15%)
53,400	Cactus, Inc., Cl A [1]	1,014,600	2,044,152
45,896	Halliburton Co.	1,700,173	1,860,165
66,000	NCS Multistage Holdings, Inc. [1]	1,150,709	1,089,660

		3,865,482	4,993,977

	Oil & Gas Exploration & Production (41.87%)
43,448	Concho Resources, Inc. [1]	3,214,309	6,636,682
20,000	Devon Energy Corp.	683,490	798,800
260,800	Encana Corp. [2]	1,629,194	3,419,088
8,968	EOG Resources, Inc.	666,234	1,144,048
1,823,454	Lekoil Ltd. (Nigeria) [1,2]	571,211	380,270
84,900	Magnolia Oil & Gas Corp. (formerly, TPG Pace Energy Holdings Corp., Cl A) [1]	896,911	1,274,349
50,400	Marathon Oil Corp.	1,084,350	1,173,312
140,800	Parsley Energy, Inc., Cl A [1]	2,250,065	4,118,400
4,600	Pioneer Natural Resources Co.	795,424	801,274
35,600	SM Energy Co.	730,964	1,122,468
98,000	WPX Energy, Inc. [1]	1,173,412	1,971,760

		13,695,564	22,840,451

	Oil & Gas Refining & Marketing (7.07%)
16,100	Andeavor	1,335,699	2,471,350
12,200	Valero Energy Corporation	686,295	1,387,750

		2,021,994	3,859,100

	Oil & Gas Storage & Transportation (13.42%)
68,200	Energy Transfer Equity L.P.	407,818	1,188,726
88,735	Golar LNG Ltd. [2]	1,621,277	2,466,833
21,800	MPLX LP	660,163	756,024
22,338	Noble Midstream Partners LP	502,605	790,989
97,600	Sanchez Midstream Partners LP	1,073,600	692,960
25,300	Targa Resources Corp.	634,936	1,424,643

		4,900,399	7,320,175

Total Energy		26,328,592	41,156,236

Industrials (5.91%)
	Electrical Components & Equipment (0.26%)
4,154	Bloom Energy Corp., Cl A [1,4]	62,310	141,568

	Heavy Electrical Equipment (5.65%)
61,100	Siemens Gamesa Renewable Energy SA (Spain) [1,2]	893,592	773,248
80,900	TPI Composites, Inc. [1]	1,385,224	2,309,695

		2,278,816	3,082,943

Total Industrials		2,341,126	3,224,511

Shares		Cost	Value
Common Stocks (continued)
Information Technology (5.31%)
	Application Software (5.31%)
25,400	Aspen Technology, Inc. [1]	$960,775	$2,893,314

Materials (1.47%)
	Specialty Chemicals (1.47%)
333,539	Flotek Industries, Inc. [1]	3,663,555	800,494

Utilities (1.39%)
	Gas Utilities (1.39%)
152,866	Infraestructura Energetica Nova S.A.B. de C.V. (Mexico) [2]	642,193	759,674

Total Common Stocks		37,179,206	52,567,486

Private Common Stocks (2.88%)
Energy (2.88%)
	Oil & Gas Equipment & Services (2.88%)
127,500	Gravity Oilfield Services, Inc., Cl A, 144A [1,3,4,6]	1,498,125	1,573,350

Principal Amount
Short Term Investments (1.05%)
$571,352	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $571,372; (Fully collateralized by $590,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $587,312) [5]	571,352	571,352

Total Investments (100.29%)		$39,248,683	54,712,188

Liabilities Less Cash and Other Assets (-0.29%)			(156,804)

Net Assets			$54,555,384

Retail Shares (Equivalent to $8.72 per share based on 4,321,235 shares outstanding)			$37,692,467

Institutional Shares (Equivalent to $8.87 per share based on 1,834,460 shares outstanding)			$16,276,950

R6 Shares (Equivalent to $8.87 per share based on 66,072 shares outstanding)			$585,967

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2018, the market value of restricted and fair valued securities amounted to $1,573,350 or 2.88% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of Rule 144A securities amounted to $1,573,350 or 2.88% of net assets. This security is not deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.58%)
Argentina (3.69%)
92,743	Bolsas y Mercados Argentinos SA	$1,568,116	$808,609
34,680	Globant SA 1	1,568,088	2,045,773
3,117	MercadoLibre, Inc.	1,021,312	1,061,245

Total Argentina		4,157,516	3,915,627

Australia (0.76%)
171,735	NEXTDC Ltd. [1]	863,406	806,901

Brazil (2.69%)
42,198	Arco Platform Ltd., Cl A 1	771,578	962,114
68,661	Pagseguro Digital Ltd., Cl A 1	1,863,719	1,899,850

Total Brazil		2,635,297	2,861,964

Canada (3.09%)
4,468	Constellation Software, Inc.	2,472,621	3,285,735

China (10.77%)
30,481	Alibaba Group Holding Ltd., ADR [1]	3,947,296	5,022,049
7,630	Baidu, Inc., ADR [1]	1,628,600	1,744,828
49,581	Ctrip.com International Ltd., ADR [1]	2,135,192	1,842,926
43,518	Meituan Dianping, Cl B 1	386,441	381,905
54,602	Pinduoduo, Inc., ADR [1]	1,293,814	1,435,487
39,624	TAL Education Group, ADR [1]	213,311	1,018,733

Total China		9,604,654	11,445,928

India (5.77%)
18,255	HDFC Bank Ltd., ADR	1,724,939	1,717,795
105,600	Housing Development Finance Corp. Ltd.	2,854,644	2,555,873
252,250	JM Financial Ltd.	498,087	301,002
98,500	Kotak Mahindra Bank Ltd.	1,579,636	1,551,215

Total India		6,657,306	6,125,885

Israel (4.72%)
36,210	Mellanox Technologies Ltd. [1]	2,203,409	2,659,625
19,663	Wix.com Ltd. [1]	1,614,404	2,353,661

Total Israel		3,817,813	5,013,286

Japan (1.92%)
3,000	KEYENCE CORP.	1,769,267	1,742,123
8,883	Mercari, Inc. [1]	242,385	293,572

Total Japan		2,011,652	2,035,695

Netherlands (4.70%)
18	Adyen NV, 144A 1	5,091	14,692
43,328	argenx SE, ADR [1]	2,323,131	3,285,996
9,070	ASML Holding N.V.	1,356,327	1,694,394

Total Netherlands		3,684,549	4,995,082

South Africa (4.42%)
21,775	Naspers Limited, Cl N	5,360,091	4,698,981

Taiwan, Province of China (1.37%)
33,084	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,297,429	1,460,989

United Kingdom (1.85%)
47,904	Adaptimmune Therapeutics PLC, ADR [1]	534,016	649,578
45,508	Endava plc, ADR [1]	944,219	1,317,457

Total United Kingdom		1,478,235	1,967,035

United States (48.83%)
56,916	Activision Blizzard, Inc.	4,128,860	4,734,842
40,521	Aerie Pharmaceuticals, Inc. [1]	2,275,418	2,494,068
4,162	Alphabet, Inc., Cl C 1	4,036,919	4,967,222
2,921	Amazon.com, Inc. [1]	2,285,253	5,850,763
4,800	AnaptysBio, Inc. [1]	367,616	478,896
28,069	AxoGen, Inc. [1]	628,709	1,034,343
439	Booking Holdings, Inc. [1]	627,992	870,976
27,205	EPAM Systems, Inc. [1]	2,586,513	3,746,129

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
23,145	Facebook, Inc., Cl A 1	$3,404,219	$3,806,427
8,448	Illumina, Inc. [1]	1,642,228	3,100,923
18,540	Okta, Inc. [1]	390,056	1,304,474
16,229	Sage Therapeutics, Inc. [1]	1,973,559	2,292,346
22,573	Splunk, Inc. [1]	1,988,191	2,729,301
17,489	Take-Two Interactive Software, Inc. [1]	1,774,071	2,413,307
41,435	Tenable Holdings, Inc. [1]	953,005	1,610,993
3,638	Tesla, Inc. [1]	1,048,764	963,233
13,912	Varonis Systems, Inc. [1]	405,714	1,019,054
36,671	Veeva Systems, Inc., Cl A 1	2,655,402	3,992,372
22,031	Worldpay, Inc., Cl A 1	1,733,397	2,231,079
72,963	Yext, Inc. [1]	949,341	1,729,223
12,506	Zscaler, Inc. [1]	200,096	509,995

Total United States		36,055,323	51,879,966

Total Common Stocks		80,095,892	100,493,074

Principal Amount
Short Term Investments (6.16%)
Repurchase Agreement (6.16%)
$6,541,537	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $6,541,766; (Fully collateralized by $6,705,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $6,674,452) [2]	6,541,537	6,541,537

Total Investments (100.74%)		$86,637,429	107,034,611

Liabilities Less Cash and Other Assets (-0.74%)			(787,931)

Net Assets			$106,246,680

Retail Shares (Equivalent to $23.10 per share based on 2,027,624 shares outstanding)			$46,829,959

Institutional Shares (Equivalent to $23.38 per share based on 2,330,434 shares outstanding)			$54,474,093

R6 Shares (Equivalent to $23.39 per share based on 211,324 shares outstanding)			$4,942,628

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of Rule 144A securities amounted to $14,692 or 0.01% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2018	Percentage of Net Assets
Information Technology	32.2%
Communication Services	21.1%
Consumer Discretionary	18.5%
Health Care	16.3%
Financials	6.5%
Cash and Cash Equivalents *	5.4%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.99%)
Communication Services (1.33%)
	Advertising (1.33%)
1,087	JC Decaux SA (France) [2]	$39,825	$39,755

Consumer Discretionary (11.85%)
	Casinos & Gaming (7.43%)
3,871	MGM Resorts International	126,448	108,040
2,601	Penn National Gaming, Inc. [1]	72,936	85,625
1,059	Red Rock Resorts, Inc., Cl A	30,313	28,222

		229,697	221,887

	Hotels, Resorts & Cruise Lines (4.42%)
2,066	Extended Stay America, Inc.	39,432	41,795
561	Marriott Vacations Worldwide Corp.	64,168	62,692
636	Wyndham Destinations, Inc.	28,745	27,577

		132,345	132,064

Total Consumer Discretionary		362,042	353,951

Information Technology (4.27%)
	Internet Services & Infrastructure (4.27%)
2,327	GDS Holdings Ltd., ADR [1,2,3]	61,673	81,747
9,700	NEXTDC Ltd. (Australia) [1,2]	51,409	45,576

Total Information Technology		113,082	127,323

Real Estate (79.54%)
	Diversified REITs (0.80%)
17,938	Fibra Uno Administracion SA de CV (Mexico) [2]	26,979	23,724

	Hotel & Resort REITs (8.79%)
3,350	Host Hotels & Resorts, Inc.	65,734	70,685
1,518	MGM Growth Properties LLC, Cl A	43,859	44,766
1,918	Park Hotels & Resorts, Inc.	55,232	62,949
1,191	Pebblebrook Hotel Trust	43,879	43,317
2,499	Sunstone Hotel Investors, Inc.	41,725	40,883

		250,429	262,600
	Industrial REITs (6.85%)
2,476	Duke Realty Corp.	66,099	70,244
1,568	Prologis, Inc.	100,947	106,295
874	Rexford Industrial Realty, Inc.	25,505	27,933

		192,551	204,472
	Office REITs (9.96%)
405	Boston Properties, Inc.	51,473	49,851
686	Douglas Emmett, Inc.	28,392	25,876
1,715	Hudson Pacific Properties, Inc.	55,297	56,115
736	Kilroy Realty Corp.	53,129	52,764
505	SL Green Realty Corp.	50,093	49,253
869	Vornado Realty Trust	64,044	63,437

		302,428	297,296

	Real Estate Operating Companies (2.42%)
435	Brookfield Property Partners LP [2]	8,787	9,087
2,935	Kennedy-Wilson Holdings, Inc.	51,841	63,102

		60,628	72,189

	Residential REITs (14.65%)
2,669	American Homes 4 Rent, Cl A	54,362	58,424
490	AvalonBay Communities, Inc.	81,530	88,763
533	Equity LifeStyle Properties, Inc.	47,037	51,408
1,331	Equity Residential	81,883	88,192
74	Essex Property Trust, Inc.	17,875	18,257
3,582	Invitation Homes, Inc.	83,424	82,064
497	Sun Communities, Inc.	45,597	50,465

		411,708	437,573

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Retail REITs (1.44%)
244	Simon Property Group, Inc.	$41,231	$43,127

	Specialized REITs (34.63%)
349	Alexandria Real Estate Equities, Inc. [3]	44,702	43,901
1,105	American Tower Corp.	156,844	160,557
5,857	Americold Realty Trust [3]	110,228	146,542
824	Crown Castle International Corp.	90,421	91,736
1,261	CyrusOne, Inc.	84,053	79,947
1,013	Digital Realty Trust, Inc.	112,991	113,942
440	Equinix, Inc.	193,391	190,472
1,988	Gaming and Leisure Properties, Inc.	72,818	70,077
2,293	QTS Realty Trust, Inc., Cl A	97,669	97,842
585	Rayonier, Inc.	18,558	19,779
593	Weyerhaeuser Co.	20,760	19,136

		1,002,435	1,033,931

Total Real Estate		2,288,389	2,374,912

Total Common Stocks		2,803,338	2,895,941

Principal Amount
Short Term Investments (4.28%)
$127,891	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $127,896; (Fully collateralized by $135,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $134,385) [4]	127,891	127,891

Total Investments (101.27%)		$2,931,229	3,023,832

Liabilities Less Cash and Other Assets (-1.27%)			(37,846)

Net Assets			$2,985,986

Retail Shares (Equivalent to $9.76 per share based on 37,534 shares outstanding)			$366,168

Institutional Shares (Equivalent to $9.78 per share based on 226,451 shares outstanding)			$2,214,741

R6 Shares (Equivalent to $9.79 per share based on 41,396 shares outstanding)			$405,077

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.47%)
Health Care (94.47%)
	Biotechnology (23.55%)
2,913	Abcam plc (United Kingdom) [2]	$51,261	$54,370
2,335	Acceleron Pharma, Inc. [1]	110,168	133,632
7,426	Adaptimmune Therapeutics PLC, ADR [1,2]	88,793	100,697
879	AnaptysBio, Inc. [1]	78,395	87,698
3,505	argenx SE, ADR [1,2]	307,237	265,819
4,133	CareDx, Inc. [1]	58,015	119,237
3,084	Myovant Sciences Ltd. [1,2]	65,436	81,880
1,334	Neurocrine Biosciences, Inc. [1]	119,193	164,015
1,807	Sage Therapeutics, Inc. [1]	274,141	255,239
1,334	Vertex Pharmaceuticals, Inc. [1]	212,715	257,115
2,130	Zai Lab Ltd., ADR [1,2]	46,631	41,493

		1,411,985	1,561,195

	Health Care Equipment (26.30%)
1,119	AxoGen, Inc. [1]	42,271	41,235
1,030	Cantel Medical Corp.	109,150	94,822
661	DexCom, Inc. [1]	65,208	94,549
952	Edwards Lifesciences Corp. [1]	128,344	165,743
319	IDEXX Laboratories, Inc. [1]	64,699	79,641
905	Insulet Corp. [1]	81,042	95,885
1,793	IntriCon Corp. [1]	78,306	100,767
361	Intuitive Surgical, Inc. [1]	170,630	207,214
602	iRhythm Technologies, Inc. [1]	41,947	56,985
1,157	LivaNova plc [1,2]	139,230	143,433
2,722	Medtronic plc [2]	235,013	267,763
6,998	RA Medical Systems, Inc. [1]	122,449	127,364
1,007	Teleflex, Inc.	260,270	267,953

		1,538,559	1,743,354

	Health Care Facilities (2.55%)
1,217	HCA Healthcare, Inc.	162,338	169,309

	Health Care Supplies (3.33%)
407	Align Technology, Inc. [1]	122,173	159,227
500	West Pharmaceutical Services, Inc.	46,203	61,735

		168,376	220,962

	Health Care Technology (1.67%)
1,019	Veeva Systems, Inc., Cl A [1]	79,457	110,939

	Life Sciences Tools & Services (16.00%)
2,388	Agilent Technologies, Inc.	159,624	168,449
1,023	Bio-Techne Corporation	161,458	208,805
277	Eurofins Scientific SE (France) [2]	152,436	157,268
871	ICON plc [1,2]	130,258	133,916
610	Illumina, Inc. [1]	165,569	223,907
277	Mettler-Toledo International, Inc. [1]	159,277	168,687

		928,622	1,061,032

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (10.19%)
365	HealthEquity, Inc. [1]	$25,707	$34,460
568	Humana, Inc.	174,619	192,279
1,686	UnitedHealth Group, Inc.	423,521	448,543

		623,847	675,282

	Pharmaceuticals (10.88%)
2,741	Aerie Pharmaceuticals, Inc. [1]	163,564	168,708
1,362	Assembly Biosciences, Inc. [1]	49,572	50,585
6,023	AstraZeneca PLC, ADR [2]	223,360	238,330
5,883	Dechra Pharmaceuticals plc (United Kingdom) [2]	184,948	167,007
17	Elanco Animal Health, Inc. [1]	408	593
3,336	Intersect ENT, Inc. [1]	105,273	95,910

		727,125	721,133

Total Common Stocks		5,640,309	6,263,206

Principal Amount
Short Term Investments (14.85%)
$984,204	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity – $984,239; (Fully collateralized by $1,010,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $1,005,398) [3]	984,204	984,204

Total Investments (109.32%)		$6,624,513	7,247,410

Liabilities Less Cash and Other Assets (-9.32%)			(617,718)

Net Assets			$6,629,692

Retail Shares (Equivalent to $11.59 per share based on 256,516 shares outstanding)			$2,972,459

Institutional Shares (Equivalent to $11.60 per share based on 290,383 shares outstanding)			$3,368,833

R6 Shares (Equivalent to $11.60 per share based on 24,864 shares outstanding)			$288,400

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2018

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers ten series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund, Baron Health Care Fund and Baron WealthBuilder Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund, which are diversified. Baron WealthBuilder Fund is presented in a separate Report. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization. Baron Real Estate Income Fund invests its assets in U.S and non-U.S real estate income-producing securities and other real estate securities. Baron Health Care Fund invests its assets primarily in equity securities engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Select Funds	September 30, 2018

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not participate in securities lending activities at September 30, 2018.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2018, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

Baron Select Funds	September 30, 2018

3. RESTRICTED SECURITIES

At September 30, 2018, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, securities have been halted or suspended from trading and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2018, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$47,662,991
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017	83,793,844
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	197,057

Total Restricted Securities:		$131,653,892

(Cost $98,250,037 )† (5.59% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$4,485,793
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017	5,887,378

Total Restricted Securities:		$10,373,171

(Cost $7,449,906)† (4.58% of Net Assets)

	Baron International Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Kangde Xin Composite Material Group Co. Ltd.	5/14/2018-5/17/2018	$1,111,735
Midea Group Co. Ltd.	6/5/2018-6/12/2018	594,492

Total Restricted Securities:		$1,706,227

(Cost $2,700,213)† (0.60% of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Kangde Xin Composite Material Group Co. Ltd.	12/21/2017-5/17/2018	$43,490,920
Midea Group Co. Ltd.	5/10/2017-6/5/2018	37,668,542
Yunnan Baiyao Group Co. Ltd.	10/19/2017-7/12/2018	37,630,984

Total Restricted Securities:		$118,790,446

(Cost $162,330,405)† (2.26% of Net Assets)

	Baron Energy and Resources Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Gravity Oilfield Services, Inc.	2/15/2017	$1,573,350

(Cost $1,498,126) (2.88% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	September 30, 2018

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,720,992,066	$—	$—	$2,720,992,066
Private Common Stocks	—	—	47,662,991	47,662,991
Private Preferred Stocks	—	—	83,793,844	83,793,844
Private Partnerships			197,057	197,057
Short Term Investments	—	2,644,668	—	2,644,668

Total Investments	$2,720,992,066	$2,644,668	$131,653,892	$2,855,290,626

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2018.

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$199,434,700	$—	$—	$199,434,700
Private Common Stocks	—	—	4,485,793	4,485,793
Preferred Stocks	—	16,971,192	—	16,971,192
Private Preferred Stocks	—	—	5,887,378	5,887,378
Short Term Investments	—	275,943	—	275,943

Total Investments	$199,434,700	$17,247,135	$10,373,171	$227,055,006

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2018.

Baron Select Funds	September 30, 2018

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$243,828,066	$—	$1,706,227	$245,534,293
Short Term Investments	—	38,232,530	—	38,232,530

Total Investments	$243,828,066	$38,232,530	$1,706,227	$283,766,823

$1,519,310 was transferred out of Level 2 into Level 1 at September 30, 2018 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $1,706,227 was transferred out of Level 1 to Level 3 at September 30, 2018 as a result of securities that have been halted or suspended from trading.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$793,407,710	$—	$—	$793,407,710
Short Term Investments	—	43,283,381	—	43,283,381

Total Investments	$793,407,710	$43,283,381	$—	$836,691,091

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2018.

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,379,924,734	$21,747,617	$118,790,446	$4,520,462,797
Preferred Stocks	334,666	—	—	334,666
Short Term Investments	—	614,290,278	—	614,290,278

Total Investments	$4,380,259,400	$636,037,895	$118,790,446	$5,135,087,741

$347,973,261 was transferred out of Level 2 into Level 1 at September 30, 2018 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $118,790,446 was transferred out of Level 1 into Level 3 at September 30, 2018 as a result of securities that have been halted or suspended from trading.

	Baron Energy and Resources Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$52,567,486	$—	$—	$52,567,486
Private Common Stocks	—	—	1,573,350	1,573,350
Short Term Investments	—	571,352	—	571,352

Total Investments	$52,567,486	$571,352	$1,573,350	$54,712,188

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2018.

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2018

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$100,493,074	$—	$—	$100,493,074
Short Term Investments	—	6,541,537	—	6,541,537

Total Investments	$100,493,074	$6,541,537	$—	$107,034,611

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2018.

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,895,941	$—	$—	$2,895,941
Short Term Investments	—	127,891	—	127,891

Total Investments	$2,895,941	$127,891	$—	$3,023,832

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2018.

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,263,206	$—	$—	$6,263,206
Short Term Investments	—	984,204	—	984,204

Total Investments	$6,263,206	$984,204	$—	$7,247,410

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the five months ended September 30, 2018.

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2018
Private Common Stocks
Industrials	$34,654,835	$—	$—	$13,008,156	$—	$—	$—	$—	$47,662,991	$13,008,156
Private Preferred Stocks
Industrials	42,808,873	—	—	18,734,939	22,250,032	—	—	—	83,793,844	18,734,939
Private Partnerships
Financials	735,176	—	1,518,524	(538,119)	—	(1,518,524)		—	197,057	(538,119)

Total	$78,198,884	$—	$1,518,524	$31,204,976	$22,250,032	$(1,518,524)	$—	$—	$131,653,892	$31,204,976

Baron Select Funds	September 30, 2018

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2018
Private Common Stocks
Industrials	$3,261,533	$—	$—	$1,224,260	$—	$—	$—	$—	$4,485,793	$1,224,260
Private Preferred Stocks
Industrials	4,077,088	—	—	1,560,339	249,951	—	—	—	5,887,378	1,560,339

Total	$7,338,621	$—	$—	$2,784,599	$249,951	$—	$—	$—	$10,373,171	$2,784,599

	Baron International Growth Fund
Investments in Securities	Balance as of December 31, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2018
Common Stocks
Consumer Discretionary	$—	$—	$—	$—	$—	$—	$594,492	$—	$594,492	$—
Materials	—	—	—	—	—	—	1,111,735	—	1,111,735	—

Total	$—	$—	$—	$—	$—	$—	$1,706,227	$—	$1,706,227	$—

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2018
Common Stocks
Consumer Discretionary	$—	$—	$—	$—	$—	$—	$37,668,542	$—	$37,668,542	$—
Health Care	—	—	—	—	—	—	37,630,984	—	37,630,984	—
Materials	—	—	—	—	—	—	43,490,920	—	43,490,920	—

Total	$—	$—	$—	$—	$—	$—	$118,790,446	$—	$118,790,446	$—

	Baron Energy and Resources Fund
Investments in Securities	Balance as of December 31, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2018
Private Common Stocks
Energy	$1,721,250	$—	$—	$(147,900)	$—	$—	$—	$—	$1,573,350	$(147,900)

Baron Select Funds	September 30, 2018

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2018 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of September 30, 2018	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2018	Range used on September 30, 2018
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$131,456,835	Combination of recent transactions, current value via comparable companies, and option-pricing methods.	Change in the composite equity index of comparable companies.	0.55%	(0.86)% - 3.45%
				Discount for lack of marketability	3.41%	3.41%
				Estimated volatility of the returns of equity[1]	29.80%	19.47% - 94.15%

Baron Focused Growth Fund
Sector	Company	Fair Value as of September 30, 2018	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2018	Range used on September 30, 2018
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$10,373,171	Combination of recent transactions, current value via comparable companies, and option-pricing methods.	Change in the composite equity index of comparable companies.	0.55%	(0.86)% - 3.45%
				Discount for lack of marketability	3.41%	3.41%
				Estimated volatility of the returns of equity[1]	29.80%	19.47% - 94.15%

Baron Energy and Resources Fund
Sector	Company	Fair Value as of September 30, 2018	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2018	Range used on September 30, 2018
Private Common Stocks: Energy	Gravity Oilfield Services, Inc.	$1,573,350	Combination of scenario analysis, current value via comparable companies, and option-pricing methods.	EV/EBITDA Multiple[2]	6.21x	5.20x - 6.40x
				Scenario Probabilities	16.67%	5% - 45%
				Change in the composite equity index of comparable companies.	0.57%	(2.07)% - 3.47%
				Discount for lack of marketability	10.61%	7.15% - 14.59%
				Estimated volatility of the returns of equity[3]	49.13%	39.13% - 63.41%

[1]

The volatility was calculated as a weighted-average of the volatilities used in six valuation scenarios. Each scenario’s volatility was calculated as the simple average of the volatilities of comparable companies.

[2]

The volatility was calculated as a weighted-average of the volatilities used for the two business segments of the company. Each business segment’s volatility was calculated as the simple average volatilities of comparable companies relevant to that business segment.

[3]	The multiple was derived as a simple average of the multiples of comparable companies.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds	September 30, 2018

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2018, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,396,035,642	$109,809,670	$248,853,570	$627,999,835	$4,942,228,295

Gross tax unrealized appreciation	$1,463,172,816	$117,245,336	$48,361,491	$221,766,792	$630,021,578
Gross tax unrealized depreciation	(3,917,832)	—	(13,448,238)	(13,075,536)	(437,162,132)

Net tax unrealized appreciation (depreciation)	$1,459,254,984	$117,245,336	$34,913,253	$208,691,256	$192,859,446

	Baron Energy and Resources Fund	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Cost of investments	$39,248,683	$86,637,429	$2,931,229	$6,624,513

Gross tax unrealized appreciation	$19,079,540	$22,815,201	$145,811	$731,024
Gross tax unrealized depreciation	(3,616,035)	(2,418,019)	(53,208)	(108,127)

Net tax unrealized appreciation (depreciation)	$15,463,505	$20,397,182	$92,603	$622,897

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Emerging Markets Fund
Name of Issuer	Value at December 31, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2018	Value at September 30, 2018	% of Net Assets at September 30, 2018
“Affiliated” Company as of September 30, 2018:
Lekoil Ltd.	$7,156,444	$—	$—	$(354,087)	$—	$—	32,618,323	$6,802,357	0.13%

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2018.

Baron WealthBuilder Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Cost	Value
Affiliated Mutual Funds (100.02%)
Small Cap Funds (31.91%)
120,270	Baron Discovery Fund — Institutional Shares	$2,615,821	$2,890,095
129,895	Baron Growth Fund — Institutional Shares	10,098,655	10,792,993
310,233	Baron Small Cap Fund — Institutional Shares	10,047,857	10,842,641

Total Small Cap Funds		22,762,333	24,525,729

Small to Mid Cap Funds (3.51%)
148,152	Baron Focused Growth Fund — Institutional Shares	2,655,099	2,694,890

Mid Cap Funds (15.05%)
137,076	Baron Asset Fund — Institutional Shares	10,788,423	11,563,766

Large Cap Funds (6.89%)
97,869	Baron Durable Advantage Fund — Institutional Shares	1,038,170	1,053,071
134,147	Baron Fifth Avenue Growth Fund — Institutional Shares	3,954,235	4,241,739

Total Large Cap Funds		4,992,405	5,294,810

All Cap Funds (19.88%)
182,293	Baron Opportunity Fund — Institutional Shares	3,921,970	4,161,758
189,435	Baron Partners Fund — Institutional Shares	10,808,958	11,114,126

Total All Cap Funds		14,730,928	15,275,884

International Funds (18.62%)
665,158	Baron Emerging Markets Fund — Institutional Shares	9,563,113	8,879,862
96,369	Baron Global Advantage Fund — Institutional Shares	2,222,770	2,253,101
135,626	Baron International Growth Fund — Institutional Shares	3,298,771	3,179,072

Total International Funds		15,084,654	14,312,035

Specialty Funds (4.16%)
116,474	Baron Real Estate Fund — Institutional Shares	3,364,894	3,194,895

Total Affiliated Investments (100.02%)		$74,378,736	76,862,009

Liabilities Less Cash and Other Assets (-0.02%)			(12,749)

Net Assets			$76,849,260

Retail Shares (Equivalent to $11.18 per share based on 151,251 shares outstanding)			$1,691,601

TA Shares (Equivalent to $11.20 per share based on 882,124 shares outstanding)			$9,877,687

Institutional Shares (Equivalent to $11.19 per share based on 5,832,186 shares outstanding)			$65,279,972

%	Represents percentage of net assets.

All securities are Level 1.

See Notes to Schedules of Investments.

Baron WealthBuilder Fund	September 30, 2018

NOTES TO SCHEDULE OF INVESTMENTS

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers ten series (the “Funds”). This report covers only the Baron WealthBuilder Fund (the “Fund”), which commenced operations on December 29, 2017. The Fund’s investment objective is capital appreciation. The Fund is a non-diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds (the “Underlying Funds”), representing specific investment strategies. However, included in the Underlying Funds are diversified funds (with the exception of Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund and Baron Health Care Fund). The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (“BAMCO” or the “Adviser”). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and specialty stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at www.baronfunds.com.

The Fund offers Retail Shares, TA Shares and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors but are not available through the Fund’s transfer agent. TA Shares are available only to investors who purchase shares directly through the Fund’s transfer agent. TA Shares do not charge a 12b-1 fee or make revenue sharing payments, to include payments to sub-transfer agency or record-keeping services. Institutional Shares are for investments in the amount of $1 million or more. Institutional Shares are intended for certain financial intermediaries that offer shares of the Fund through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Fund’s share price or net asset value (“NAV”) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the “NAV Calculation Time”) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Investments in the Underlying Funds are valued at their closing NAV per share on the day of valuation.

Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security held by one of the Underlying Funds be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Underlying Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Non-U.S. equity securities held by the Underlying Funds are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

Baron WealthBuilder Fund	September 30, 2018

b) Repurchase Agreements. The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund did not own any repurchase agreements at September 30, 2018.

c) Diversification and Concentration of Underlying Funds. Certain of the Underlying Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of an Underlying Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2018, the components of net assets on a tax basis were as follows:

Cost of investments	$73,378,736

Gross tax unrealized appreciation	$3,456,222
Gross tax unrealized depreciation	(972,949)

Net unrealized appreciation	$2,483,273

Baron WealthBuilder Fund	September 30, 2018

6. TRANSACTIONS IN “AFFILIATED” COMPANIES

The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Value at December 31, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2018	Value at September 30, 2018	% of Net Assets at September 30, 2018
“Affiliated” Company as of September 30, 2018:
Baron Asset Fund, Institutional Shares	$666,653	$10,160,914	$38,147	$775,343	$(997)	$—	137,076	$11,563,766	15.05%
Baron Discovery Fund, Institutional Shares	177,774	2,450,537	11,981	274,274	(509)	—	120,270	2,890,095	3.76%
Baron Durable Advantage Fund, Institutional Shares	—	1,043,147	4,728	14,901	(249)	—	97,869	1,053,071	1.37%
Baron Emerging Markets Fund, Institutional Shares	666,653	8,937,247	36,918	(683,251)	(3,869)	—	665,158	8,879,862	11.55%
Baron Fifth Avenue Growth Fund, Institutional Shares	222,218	3,748,273	15,447	287,504	(809)	—	134,147	4,241,739	5.52%
Baron Focused Growth Fund, Institutional Shares	111,109	2,552,457	8,227	39,791	(240)	24,760	148,152	2,694,890	3.51%
Baron Global Advantage Fund, Institutional Shares	—	2,231,303	8,039	30,331	(494)	—	96,369	2,253,101	2.93%
Baron Growth Fund, Institutional Shares	666,653	9,469,810	36,978	694,338	(830)	—	129,895	10,792,993	14.04%
Baron International Growth Fund, Institutional Shares	199,996	3,112,640	12,989	(119,699)	(876)	13,460	135,626	3,179,072	4.14%
Baron Opportunity Fund, Institutional Shares	66,665	3,868,724	13,005	239,788	(414)	—	182,293	4,161,758	5.42%
Baron Partners Fund, Institutional Shares	666,653	10,181,958	38,147	305,168	(1,506)	—	189,435	11,114,126	14.46%
Baron Real Estate Fund, Institutional Shares	333,326	3,044,934	12,255	(169,999)	(1,111)	58,004	116,474	3,194,895	4.16%
Baron Small Cap Fund, Institutional Shares	666,653	9,418,828	36,466	794,784	(1,158)	—	310,233	10,842,641	14.11%

	$4,444,353	$70,220,772	$273,327	$2,483,273	$(13,062)	$96,224		$76,862,009

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	November 20, 2018